Investment properties (Tables)	12 Months Ended
Dec. 31, 2025
Investment property [abstract]
Disclosure of detailed information about investment property	The following table provides information about how the fair values of the investment properties are determined (in particular, the valuation techniques and inputs used).

Property	Fair value hierarchy	Valuation techniques	Significant unobservable inputs	Value/range	Relationship of unobservable inputs to fair value

Buildings and land	Level 3	Discounted cash flows	Discount rate	2025: 8.00% to 12.14% 2024: 7.25% to 12.26% 2023: 7.00% to 12.21%	The higher the discount rate, the lower the fair value.

			Exit cap rate	2025: 6.50% to 9.25% 2024: 6.50% to 9.25% 2023: 6.50% to 8.99%	The higher the exit cap rate, the lower the fair value.

			Long-term NOI	Based on contractual rent and then on market related rents	The higher the NOI, the higher the fair value.

			Inflation rates	Mexico: 3.6% to 4.00%, in 2025 3.6% to 4.00% in 2024 3.6% to 4.3%, in 2023 U.S.: 2.2% to 3.0%, in 2025 2.3% to 3.0%, in 2024 2.1% to 3.0% in 2023	The higher the inflation rate, the higher the fair value.

			Absorption period	12 months of average	The shorter the absorption period, the higher the fair value

			Market related rents	Depending on the park/state	The higher the market rent the higher the fair value

Land reserves	Level 3	Market comparable	Price per acre	Weighted average price per acre is $256,565 in 2025, $173,772 in 2024 and $195,196 in 2023.	The higher the price, the higher the fair value.
The table below sets forth the aggregate values of the Entity’s investment properties for the years indicated:

	December 31, 2025	December 31, 2024	December 31, 2023

Buildings and land	$3,854,280,000	$3,686,540,000	$3,167,770,000
Land improvements	769,567	769,567	16,277,544
Land reserves	315,650,000	114,321,825	138,380,000
	4,170,699,567	3,801,631,392	3,322,427,544
Less: Cost to conclude construction in-progress	(41,255,642)	(104,863,123)	(110,263,380)

Balance at end of year	$4,129,443,925	$3,696,768,269	$3,212,164,164
The reconciliation of investment properties is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023

Balance at beginning of year	$3,696,768,269	$3,212,164,164	$2,738,465,276
Additions	377,740,002	232,948,847	259,757,058
Foreign currency translation effect	8,370,535	(16,639,636)	13,001,109
Disposal of investment properties	(5,100,000)	(2,452,767)	(42,519,100)
Writte-offs from casualties	(409,945)	—	—
Gain on revaluation of investment properties	52,075,064	270,747,661	243,459,821

Balance at end of year	$4,129,443,925	$3,696,768,269	$3,212,164,164

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets	An increase/decrease in discount rates and exit cap rate will decrease/increase the building and land valuation as of December 31, 2025, 2024 and 2023:

	December 31, 2025
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$24,833,471	$25,561,773	$49,910,035

	December 31, 2024
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$24,274,027	$25,108,166	$49,480,971

	December 31, 2023
	Impact of +/- 10 bps on exit cap rate	Impact of +/- 10 bps on discount rate	Impact of +/- 10 bps on exit cap rate and discount rate

Buildings and land	$14,622,874	$15,652,178	$36,530,020